Leases - movements in liabilities for these lease contracts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Balance at the beginning	$ 803,050	$ 922,410
Additions	147,631	189,762
Modifications and disposals	70,256
Payment	(386,710)	(325,207)
Interest paid	53,639	37,797
Currency translation effect	31,845	(21,712)
Balance at the end	719,711	803,050
Balance at the beginning	(149,538)	0
Additions	(123,276)
Currency translation effect	(6,167)
Balance at the end	(278,981)	(149,538)
Balance at the beginning	653,512	0
Additions	24,355
Modifications and Disposals	70,256
Payment	(386,710)
Interest paid	53,639
Currency translation effect	25,678
Balance at the end	440,730	653,512
Buildings
Lease liabilities
Balance at the beginning	280,277	320,528
Additions	101,272	59,297
Modifications and disposals	31,213
Payment	(121,909)	(113,097)
Interest paid	17,903	17,423
Currency translation effect	1,258	(3,874)
Balance at the end	310,014	280,277
Machinery and equipment
Lease liabilities
Balance at the beginning	308,710	370,410
Additions	39,020	63,662
Modifications and disposals	(19,990)
Payment	(143,240)	(124,435)
Interest paid	26,143	11,933
Currency translation effect	28,007	(12,860)
Balance at the end	238,650	308,710
Transportation equipment
Lease liabilities
Balance at the beginning	204,258	219,132
Additions	4,767	64,129
Modifications and disposals	57,473
Payment	(115,851)	(82,381)
Interest paid	9,228	8,070
Currency translation effect	2,517	(4,692)
Balance at the end	162,392	204,258
Computer
Lease liabilities
Balance at the beginning	9,805	12,340
Additions	2,572	2,674
Modifications and disposals	1,560
Payment	(5,710)	(5,294)
Interest paid	365	371
Currency translation effect	63	(286)
Balance at the end	$ 8,655	$ 9,805